Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Deposits	$ 17,011	$ 15,615	$ 10,261
Securities	3,209	2,899	2,492
Loans	253,462	239,976	213,326
Total interest income	273,682	258,490	226,079
Interest expense:
Deposits	(67,435)	(63,146)	(42,847)
Borrowings and debt	(96,732)	(85,601)	(63,417)
Total interest expense	(164,167)	(148,747)	(106,264)
Net interest income	109,515	109,743	119,815
Other income (expense):
Fees and commissions, net	15,647	17,185	17,514
Loss on financial instruments, net	(1,379)	(1,009)	(739)
Other income, net	2,874	1,670	1,723
Total other income, net	17,142	17,846	18,498
Total revenues	126,657	127,589	138,313
Impairment loss (gain) on financial assets	(430)	(57,515)	(9,439)
Gain (impairment loss) on non-financial assets	500	(10,018)	0
Operating expenses:
Salaries and other employee expenses	(24,179)	(27,989)	(27,653)
Depreciation of equipment and leasehold improvements	(2,854)	(1,282)	(1,578)
Amortization of intangible assets	(702)	(1,176)	(838)
Other expenses	(12,939)	(18,471)	(16,806)
Total operating expenses	(40,674)	(48,918)	(46,875)
Profit for the year	$ 86,053	$ 11,138	$ 81,999
Per share data:
Basic earnings per share (in US dollars)	$ 2.17	$ 0.28	$ 2.09
Diluted earnings per share (in US dollars)	$ 2.17	$ 0.28	$ 2.08
Weighted average basic shares(in thousands of shares)	39,575	39,543	39,311
Weighted average diluted shares(in thousands of shares)	39,575	39,543	39,329